CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Common Class A [Member]	Common Class B [Member]
Balance, shares at Dec. 31, 2020					72,500,000	27,500,000
Balance, amount at Dec. 31, 2020	$ (547,569)	$ 0	$ 457,700	$ (1,015,269)	$ 7,250	$ 2,750
Effect of pre-merger TCCR transactions, shares					(46,500,000)	(27,500,000)
Effect of pre-merger TCCR transactions, amount	0	0	7,400	0	$ (4,650)	$ (2,750)
Effect of pre-merger Correlate transactions	175,000	0	175,000	0	$ 0	0
Effect of Correlate merger, shares					6,300,000
Effect of Correlate merger, amount	(204,538)	0	(205,168)	0	$ 630	0
Effect of acquisition, shares					2,339,920
Effect of acquisition, amount	1,099,776	0	1,099,542	0	$ 234
Net loss	(90,249)	0	0	(90,249)	$ 0	0
Stock-based compensation	0
Balance, shares at Dec. 31, 2021					34,639,920
Balance, amount at Dec. 31, 2021	432,420	0	1,534,474	(1,105,518)	$ 3,464	0
Net loss	(973,460)	0	0	(973,460)	0	0
Issuance of warrants in connection with debt	799,128	0	799,128	0	0	0
Stock-based compensation	150,504	0	150,504	0	0	0
Issuance of shares for cash	150,000	0	150,000	0	$ 0	0
Balance, shares at Mar. 31, 2022					34,639,920
Balance, amount at Mar. 31, 2022	558,592	0	2,634,106	(2,078,978)	$ 3,464	0
Balance, shares at Dec. 31, 2021					34,639,920
Balance, amount at Dec. 31, 2021	432,420	$ 0	1,534,474	(1,105,518)	$ 3,464	0
Net loss	(2,674,790)
Stock-based compensation	329,738
Settlement of derivative liability	0
Balance, shares at Jun. 30, 2022		35,139,920
Balance, amount at Jun. 30, 2022	(463,504)	$ 3,514	3,313,290	(3,780,308)	$ 0	0
Balance, shares at Dec. 31, 2021					34,639,920
Balance, amount at Dec. 31, 2021	432,420	$ 0	1,534,474	(1,105,518)	$ 3,464	0
Net loss	(7,162,908)			(7,162,908)
Stock-based compensation	1,982,795		1,982,795
Elimination of Class A and Class B common stock for single class of common stock, shares		34,639,920			(34,639,920)
Elimination of Class A and Class B common stock for single class of common stock, amount	0	$ 3,464	0	0	$ (3,464)	0
Issuances of shares for cash	150,000	$ 0	150,000	0	0	0
Issuances of shares for services, shares		500,000
Issuances of shares for services, amount	500,000	$ 50	499,950	0	0	0
Issuances of shares for financing costs, shares		23,706
Issuances of shares for financing costs, amount	30,258	$ 2	30,256	0	0	0
Issuances of returnable shares, shares		160,000
Issuances of returnable shares, amount		$ 16	(16)		0
Issuances of warrants in connection with debt	1,142,378		1,142,378
Issuances of warrants for acquisition of intangibles	119,383		119,383
Balance, shares at Dec. 31, 2022		35,323,626
Balance, amount at Dec. 31, 2022	(2,805,674)	$ 3,532	5,459,220	(8,268,426)	$ 0	0
Balance, shares at Mar. 31, 2022					34,639,920
Balance, amount at Mar. 31, 2022	558,592	0	2,634,106	(2,078,978)	$ 3,464	0
Net loss	(1,701,330)	0	0	(1,701,330)	0	0
Stock-based compensation	179,234	$ 0	179,234	0	$ 0	0
Elimination of Class A and Class B common stock for single class of common stock, shares		34,639,920			(34,639,920)
Elimination of Class A and Class B common stock for single class of common stock, amount	0	$ 3,464	0	0	$ (3,464)	0
Issuances of shares for services, shares		500,000
Issuances of shares for services, amount	500,000	$ 50	499,950	0	0	0
Balance, shares at Jun. 30, 2022		35,139,920
Balance, amount at Jun. 30, 2022	(463,504)	$ 3,514	3,313,290	(3,780,308)	0	0
Balance, shares at Dec. 31, 2022		35,323,626
Balance, amount at Dec. 31, 2022	(2,805,674)	$ 3,532	5,459,220	(8,268,426)	0	0
Net loss	(3,410,353)	0	0	(3,410,353)	0	0
Stock-based compensation	253,851	$ 0	253,851	0	0	0
Issuances of shares for services, shares		17,045
Issuances of shares for services, amount	15,000	$ 2	14,998	0	0	0
Issuances of shares for financing costs, shares		4,245
Issuances of shares for financing costs, amount	4,500	$ 0	4,500	0	0	0
Issuance of shares for the payment of accrued interest, shares		5,655
Issuance of shares for the payment of accrued interest, amount	7,588	$ 1	7,587	0	0	0
Settlement of derivative liability	50,582	$ 0	50,582	0	0	0
Balance, shares at Mar. 31, 2023		35,350,571
Balance, amount at Mar. 31, 2023	(5,884,506)	$ 3,535	5,790,738	(11,678,779)	0	0
Balance, shares at Dec. 31, 2022		35,323,626
Balance, amount at Dec. 31, 2022	(2,805,674)	$ 3,532	5,459,220	(8,268,426)	0	0
Net loss	(4,979,690)
Stock-based compensation	584,375
Settlement of derivative liability	5,895,190
Balance, shares at Jun. 30, 2023		36,152,561
Balance, amount at Jun. 30, 2023	(803,545)	$ 3,615	12,440,956	(13,248,116)	0	0
Balance, shares at Mar. 31, 2023		35,350,571
Balance, amount at Mar. 31, 2023	(5,884,506)	$ 3,535	5,790,738	(11,678,779)	0	0
Net loss	(1,569,337)	0	0	(1,569,337)	0	0
Issuance of warrants in connection with debt	28,334	0	28,334	0	0	0
Stock-based compensation	330,524	$ 0	330,524	0	0	0
Issuances of shares for services, shares		500,000
Issuances of shares for services, amount	132,812	$ 50	132,762	0	0	0
Issuance of shares for the payment of accrued interest, shares		7,661
Issuance of shares for the payment of accrued interest, amount	6,513	$ 1	6,512	0	0	0
Settlement of derivative liability	5,844,608	$ 0	5,844,608	0	0	0
Issuance of shares for intangible assets, shares		362,319
Issuance of shares for intangible assets, amount	250,000	$ 36	249,964	0	0	0
Issuance of shares for property and equipment, shares		92,010
Issuance of shares for property and equipment, amount	57,507	$ 9	57,498	0	0	0
Issuance of returnable shares, shares		1,200,000
Issuance of returnable shares, amount	0	$ 120	(120)	0	0	0
Return of returnable shares, shares		(1,360,000)
Return of returnable shares, amount	0	$ (136)	136	0	0	0
Balance, shares at Jun. 30, 2023		36,152,561
Balance, amount at Jun. 30, 2023	$ (803,545)	$ 3,615	$ 12,440,956	$ (13,248,116)	$ 0	$ 0